Filed with the Securities and Exchange Commission on March 2, 1999.

                                                               File No. 2-67219
                                                               File No. 811-3043

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                    ---

         Post-Effective Amendment No. 23
                                      ---

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 25
                       ---


                        Scudder U.S. Treasury Money Fund
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------- ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (6l7) 295-1000
                                                            -------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/    /     Immediately upon filing pursuant to paragraph (b)
/    /     60 days after filing pursuant to paragraph (a) (1)
/    /     75 days after filing pursuant to paragraph (a) (2)
/    /     On __________________ pursuant to paragraph (b)
/  X /     On May 1, 1999 pursuant to paragraph (a) (1)
/    /     On __________________ pursuant to paragraph (a) (2) of Rule 485.

/    /     If Appropriate, check the following box:
           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Scudder Cash Investment Trust

Scudder U.S. Treasury Money Fund

Scudder Tax Free Money Fund

Scudder Money Market Series
     Scudder Prime Reserve Money Market Shares
     Scudder Premium Money Market Shares

Prospectus
May 1, 1999

Money market mutual funds seeking to provide monthly income while maintaining liquidity and stability of capital


Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value

No-Load/No Sales Charge

"The place to plan your retirement"

Contents

Money Market Investing
   Investment approach
ABOUT THE FUNDS
Scudder Cash Investment Trust
Scudder U.S. Treasury Money Fund
Scudder Tax Free Money Fund
Scudder Money Market Series
         Scudder Prime Reserve Money Market Shares
         Scudder Premium Money Market Shares
A message from the President
Investment adviser
Distributions
Taxes
Financial highlights
ABOUT YOUR INVESTMENT
Transaction information
Buying and selling shares
Purchases
Exchanges and redemptions
Investment products and services

Money Market Investing

Investment approach

      The funds presented in this prospectus is a money market mutual fund that seeks to provide investors with monthly income while maintaining liquidity and stability of capital. Money market funds are conservative investments. Each invests in a diversified pool of short-term, high quality securities in an effort to maintain a stable net asset value of $1.00 per share. Each fund distributes income, if any, to shareholders monthly, and shareholders can purchase or redeem shares on a daily basis, in a variety of ways. Their yields are most affected by short-term interest rates. These funds may be appropriate for investors who want (i) stability of principal, (ii) some checkwriting privileges, (iii) to invest for less than three years or (iv) to invest the cash portion of their overall portfolio. Unless otherwise indicated, each fund's investment objectives and strategies may be changed without a vote of shareholders.

      While the objectives and policies of these funds may be similar, they have different features, including different initial investment requirements. These funds are presented together so you can understand their important differences and decide which fund and class, if applicable, is most suitable for your investment needs.

      Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund is each designed to be a highly flexible and convenient vehicles for cash investments. The minimum initial investment in these funds is only $2,500 per account. These funds, which can serve as a starting point for building a well-diversified investment portfolio, provide investors with maximum flexibility, through low checkwriting minimums and a low account balance requirement.

      Scudder Tax Free Money Fund is designed for shareholders seeking federally tax-exempt earnings on cash investments. The minimum initial investment in this fund is only $2,500 per account. This fund attempts to provide investors with income at today's tax-free money market rates while maintaining stability of principal.

      Scudder Prime Reserve Money Market Shares is designed more as a savings vehicle, particularly as a complement to bank savings accounts and other bank products. The minimum initial investment in this class is $10,000 per account. By requiring a larger account balance than a typical money fund, this fund strives to reduce the impact of transaction and various fixed costs on overall expenses, leading to an expected higher return for shareholders.

      Scudder Premium Money Market Shares is designed for shareholders who have the resources to maintain higher account balances and, in return, be rewarded with potentially above average money fund income. The minimum initial investment in this class is $25,000 per account. With this minimum, it is anticipated that this class of shares will normally offer a higher yield than the other funds or class presented in this prospectus.

Scudder Cash Investment Trust

Investment objectives

                    The fund seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital to provide current income.

Main investment strategy

                  The fund pursues its goal by investing exclusively in a broad range of high quality, short-term securities that are U.S. dollar-denominated. The fund maintains a dollar-weighted average maturity of 90 days or less.

                  These high quality securities include:
                  o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities,
                  o     obligations of organizations such as the World Bank,
                  o     certain corporate and bank obligations,
                  o instruments whose credit has been enhanced by banks, insurance companies or other corporate entities,
                  o     asset-backed securities,
                  o     municipal securities and
                  o     securities with variable or floating interest rates.

                  The fund generally invests only in securities with credit ratings in the two highest short-term categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality.

                  In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

                  A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Other investments

                  To a limited extent, the fund may, but is not required to, use other investments and techniques that could affect fund performance.

Risk management strategies

                  The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of industry sectors and issuers.

Main risks

                  As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

                  Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31 [Bar Graphics To Be Inserted]

--------------------------------------------------------------------------------------------------------
Total Return:    __%      __%     __%      __%      __%      __%      __%     __%      __%      __%
--------------------------------------------------------------------------------------------------------
Year:           1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
--------------------------------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was ___%.

To obtain the fund's current 7-day yield please call 1-800-343-2890.

---------------------------------------------------------------------------------------
Average annual total returns
---------------------------------------------------------------------------------------
For periods ended                          [Performance
December 31, 1998                Fund      Index Name]       [Performance Index Name]
---------------------------------------------------------------------------------------
One Year                          __%            __%                      __%
---------------------------------------------------------------------------------------
Five Year                         __%            __%                      __%
---------------------------------------------------------------------------------------
Ten Year                          __%            __%                      __%
---------------------------------------------------------------------------------------

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information
This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distributions
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  %
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  %
--------------------------------------------------------------------------------
Total annual fund operating expenses                            %**
--------------------------------------------------------------------------------
Expense reimbursement                                           %
--------------------------------------------------------------------------------
Net expenses                                                    %**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information:
      Exchanges and Redemptions."

** Until _____________ total fund operating expenses are contractually maintained at _______.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $___
--------------------------------------------------------------------------------
Three Years                                $___
--------------------------------------------------------------------------------
Five Years                                 $___
--------------------------------------------------------------------------------
Ten Years                                  $___
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Scudder U.S. Treasury Money Fund

Investment objectives

                  The fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income.

Main investment strategies

                  The fund pursues its goal by investing exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of principal and interest) and repurchase agreements backed fully by U.S. Treasury securities. At least 80% of the fund's assets are invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury securities. The interest earned on U.S. Government securities in which the fund invests (not repurchase agreements) is typically exempt from state and local income taxes. (However, not all states allow this tax-exempt character of the fund's income to pass through to shareholders, so that distributions from the fund to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the fund. Shareholders should consult their own tax advisers.) The fund only invests in U.S. dollar-denominated securities and it maintains a dollar-weighted average maturity of 90 days or less.

                  The fund selects securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements. In addition, the portfolio managers attempt to increase income and manage risk by investing in securities of varying maturities.

Other investments

                  To a limited extent, the fund may, but is not required to, use other investments and techniques that could affect fund performance.

Risk management strategies

                  The fund minimizes credit risk by investing exclusively in short-term securities unconditionally guaranteed by the U.S. Government and repurchase agreements backed fully by U.S. Treasury securities.

Main risks

                  As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities.

                  Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Total returns for years ended December 31 [Bar Graphics To Be Inserted]

--------------------------------------------------------------------------------------------------------
Total Return:   __%      __%     __%      __%      __%      __%      __%     __%      __%      __%
--------------------------------------------------------------------------------------------------------
Year:           1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
--------------------------------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was ___%. To obtain the fund's current 7-day yield please call 1-800-343-2890.

--------------------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------------------
For periods ended                      [Performance
December 31, 1998              Fund     Index Name]     [Performance Index Name]
--------------------------------------------------------------------------------
One Year                        __%           __%                  __%
--------------------------------------------------------------------------------
Five Year                       __%           __%                  __%
--------------------------------------------------------------------------------
Ten Year                        __%           __%                  __%
--------------------------------------------------------------------------------

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distributions
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  %
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  %
--------------------------------------------------------------------------------
Total annual fund operating expenses                            %**
--------------------------------------------------------------------------------
Expense reimbursement                                           %
--------------------------------------------------------------------------------
Net Expenses                                                    %**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information:
      Exchanges and Redemptions."

** Until _____________ total fund operating expenses are contractually maintained at _______.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $___
--------------------------------------------------------------------------------
Three Years                                $___
--------------------------------------------------------------------------------
Five Years                                 $___
--------------------------------------------------------------------------------
Ten Years                                  $___
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Scudder Tax Free Money Fund

Investment objectives

                  The fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities.

Main investment strategies

                  While the fund normally expects to be fully invested in municipal securities, it is a policy of the fund, which may not be changed without a vote of shareholders, to invest at least 80% of its assets in short-term municipal securities. The fund maintains an average dollar-weighted maturity of 90 days or less.

                  The municipal securities in which the fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. The fund also may invest more than 25% of its assets in industrial development or other private activity bonds, and, on a temporary basis, up to 20% in cash and cash equivalents and certain short-term taxable securities.

                  The fund generally invests only in securities with credit ratings in the two highest categories as determined by two or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality.

                  In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

                  A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Other  investments

                  The fund may use other investments and techniques that could affect fund performance.

Risk management strategies

                  The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of municipal securities.

                  As an extreme defensive measure, the fund may invest more than 20% of its assets in cash and cash equivalents and in temporary investments of certain short-term taxable securities.

Main Risks

                  As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

                  To the extent that the fund invests in taxable securities, a portion of its income would be taxable. The fund's other investment strategies entail other risks.

                  Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31     [Bar Graphics To Be Inserted]

--------------------------------------------------------------------------------------------------------
Total Return:   __%      __%     __%      __%      __%      __%      __%     __%      __%      __%
--------------------------------------------------------------------------------------------------------
Year:           1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
--------------------------------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was ___%.

To obtain the fund's current 7-day yield please call 1-800-343-2890.

--------------------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------------------
For periods ended                        [Performance       [Performance Index
December 31, 1998              Fund      Index Name]               Name]
--------------------------------------------------------------------------------
One Year                        __%             __%                 __%
--------------------------------------------------------------------------------
Five Year                       __%             __%                 __%
--------------------------------------------------------------------------------
Ten Year                        __%             __%                 __%
--------------------------------------------------------------------------------

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distributions
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  x.xx%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  x.xx%
--------------------------------------------------------------------------------
Total annual fund operating expenses                            x.xx%**
--------------------------------------------------------------------------------
Expense Reimbursement                                           x.xx%
--------------------------------------------------------------------------------
Net Expenses                                                    0.65%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information:
      Exchanges and Redemptions."

** Until _____________ total fund operating expenses are contractually maintained at _______.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $___
--------------------------------------------------------------------------------
Three Years                                $___
--------------------------------------------------------------------------------
Five Years                                 $___
--------------------------------------------------------------------------------
Ten Years                                  $___
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Scudder Money Market Series

         Scudder Prime Reserve Money Market Shares

         Scudder Premium Money Market Shares

Investment objectives

                  The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Main investment strategies

                  Scudder Premium Money Market Series and Scudder Prime Reserve Money Market Shares are both classes of Scudder Money Market Series. The fund pursues its goal by investing exclusively in a broad range of short-term money market instruments and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

                    These money market securities consist of:
                    o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities,
                    o     taxable and tax-exempt municipal obligations,
                    o     corporate and bank obligations,
                    o     certificates of deposit,
                    o     bankers' acceptances and variable amount
                    o     master demand notes.

                  The fund generally invests only in securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. Generally, the fund may not invest less than 25% of its total assets in bank obligations (including bank obligations subject to repurchase agreements) that meet certain criteria. The fund has the option of investing in U.S. dollar-denominated obligations of foreign banks, provided certain conditions are met and the portfolio managers believe their investment quality is comparable to obligations of U.S. banks in which the fund may invest.

                  In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

                  A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Other investments

                  The fund may use other investments and techniques that could affect fund performance.

Risk management strategies

                  The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit ratings. The fund also diversifies its assets across a broad range of industry sectors and issuers.

                  Main risks As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

                  To the extent that the fund invests in obligations of foreign banks, these investments may involve greater risks than those affecting U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

                  Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

Scudder Money Market Series

     Scudder Prime Reserve Shares

Past performance

As this class of shares commenced operations on October 15, 1998, no past performance data are available.

To obtain the fund's current 7-day yield please call 1-800-343-2890.

Fee and expense information

This information is designed to help you understand the estimated fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  x.xx%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  x.xx%
--------------------------------------------------------------------------------
Total annual fund operating expenses                            x.xx%**
--------------------------------------------------------------------------------
Expense Reimbursement                                           x.xx%
--------------------------------------------------------------------------------
Net Expenses                                                    0.65%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information:
      Exchanges and Redemptions."

** Until _____________ total fund operating expenses are contractually maintained at _______.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the estimated expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $___
--------------------------------------------------------------------------------
Three Years                                $___
--------------------------------------------------------------------------------

Scudder Money Market Series

     Scudder Premium Money Market Shares

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31      [Bar Graphics To Be Inserted]

---------------------------------------------------------
Total Return:               __%
---------------------------------------------------------
Year:                       1998
---------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was ___%.

To obtain the fund's current 7-day yield please call 1-800-343-2890.

-----------------------------------------------------------------------------------------------
Average annual total returns
-----------------------------------------------------------------------------------------------
For periods ended
December 31, 1998                  Fund    [Performance Index Name]   [Performance Index Name]
-----------------------------------------------------------------------------------------------
One Year                            __%               __%                      __%
-----------------------------------------------------------------------------------------------
Since Inception 7/7/97              __%               __%                      __%
-----------------------------------------------------------------------------------------------

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold Premium shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distributions
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  %
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  %
--------------------------------------------------------------------------------
Total annual fund operating expenses                            %**
--------------------------------------------------------------------------------
Expense reimbursement                                           %
--------------------------------------------------------------------------------
Net Expenses                                                    %**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information:
      Exchanges and Redemptions."

** Until _____________ total fund operating expenses are contractually maintained at _______.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $___
--------------------------------------------------------------------------------
Three Years                                $___
--------------------------------------------------------------------------------
Five Years                                 $___
--------------------------------------------------------------------------------
Ten Years                                  $___
--------------------------------------------------------------------------------
Actual fund expenses and return vary from year to year, and may be higher or lower than those shown

Financial highlights

The financial highlights table for each fund or class is intended to help you understand financial performance for the periods indicated. Certain information reflects financial results for a single fund or class share. The total return figures represent the rate that an investor would have earned (or lost) on an investment in a fund or class assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with financial statements, is included in each fund's annual report, which is available upon request by calling Scudder Investor Relations at 1-800-225-2470, or, for existing investors, call the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

Scudder Cash Investment Trust

[INSERT TABLE]

Scudder U.S. Treasury Money Fund

[INSERT TABLE]

Scudder Tax Free Money Fund

[INSERT TABLE]

Scudder Prime Reserve Money Market Shares

As this class of shares commenced operations on October 15, 1998 no past performance data are available.

Scudder Premium Money Market Shares

[INSERT TABLE]

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds; IRAs, 401(k)s, Keoghs and other retirement plans are also available.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds is offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no distribution (12b-1) fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

Investment adviser

The funds retain the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser") Two International Place, Boston, MA, to manage each fund's daily investment and business affairs subject to the policies established by each fund's Board. The Adviser actively manages each fund's investment. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

Scudder Cash Investment Trust

The Adviser agreed to maintain the annualized expenses of the fund at no more than 0.85% of the average daily net assets of the fund until _______________. As a result, the Adviser received an investment management fee of 0.32% of the fund's average daily net assets on an annual basis for the fiscal year ended June 30, 1998.

Scudder U.S. Treasury Money Fund

The Adviser agreed to maintain the annualized expenses of the fund at no more than 0.65% of the average daily net assets of the fund until _______________. As a result, the Adviser received an investment management fee of 0.15% of the fund's average daily net assets on an annual basis for the fiscal year ended June 30, 1998.

Scudder Tax Free Money Fund

The Adviser agreed to maintain the annualized expenses of the fund at no more than 0.65% of the average daily net assets of the fund until _______________. As a result, the Adviser received an investment management fee of 0.43% of the fund's average daily net assets on an annual basis for the fiscal year ended December 31, 1998.

Scudder Money Market Series

     Scudder Prime Reserve Money Market Shares

     Scudder Premium Money Market Shares

The Adviser agreed to waive ____% of its management fee from Scudder Money Market Series until ____. As a result, the Adviser received a management fee of 0.20% of the average daily net assets of the fund for the fiscal year end December 31, 1998.

Portfolio management

Each fund is managed by a team of investment professionals who each plays an important role in a fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the funds as indicated:

Scudder Cash Investment Trust

--------------------------------------------------------------------------------
Name and Title            Joined the Fund    Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.  1998               Joined the Adviser in 1973
Lead Manager                                 and began his investment
                                             career at that time. He has been
                                             responsible for the trading and
                                             portfolio management of money
                                             market funds since 1974.
--------------------------------------------------------------------------------
John W. Stuebe            1998               Joined the Adviser in 1979 as
Manager                                      a  and began his investment
                                             career at that time.  He
                                             currently specializes in and
                                             trades for taxable,
                                             non-government money market
                                             funds.
--------------------------------------------------------------------------------

Scudder U.S. Treasury Money Market Fund

--------------------------------------------------------------------------------
Name and Title            Joined the Fund    Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.  1998               Joined the Adviser in 1973
Lead Manager                                 and began his investment
                                             career at that time. He has been
                                             responsible for the trading and
                                             portfolio management of money
                                             market funds since 1974.
--------------------------------------------------------------------------------
Mitchell W. Wilner
Manager
--------------------------------------------------------------------------------

Scudder Tax Free Money Fund

--------------------------------------------------------------------------------
Name and Title            Joined the Fund    Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.  1998               Joined the Adviser in 1973
Lead Manager                                 and began his investment
                                             career at that time. He has been
                                             responsible for the trading and
                                             portfolio management of money
                                             market funds since 1974.
--------------------------------------------------------------------------------
Jerri I. Cohen            1998               Joined the Adviser in 1981 as
Manager                                      an accountant and began her
                                             investment career in 1992.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name and Title            Joined the Fund    Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.  1998               Joined the Adviser in 1973
Lead Manager                                 and began his investment
                                             career at that time. He has been
                                             responsible for the trading and
                                             portfolio management of money
                                             market funds since 1974.
--------------------------------------------------------------------------------
John W. Stuebe            1998               Joined the Adviser in 1979 as
Manager                                      a  and began his investment
                                             career at that time.  He
                                             currently specializes in and
                                             trades for taxable,
                                             non-government money market
                                             funds.
--------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, the fund could be adversely affected if computer systems on which the fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the fund's business and operations, such as problems with calculating net asset value and difficulties in implementing the fund's purchase and redemption procedures. The Adviser has commenced a review of the Year 2000 issue as it may affect the fund and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by the fund or on global markets or economies generally.

Distributions

The fund's dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends ordinarily will vary from one class of Scudder Money Market Series to another.

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholders' account. Distributions are generally taxable (except for Scudder Tax Free Money Fund), whether received in cash or reinvested. Exchanges among funds are also taxable events.

Taxes

Generally, dividends from net investment income are taxable (except for Scudder Tax Free Money Fund) to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt interest income from Scudder Tax-Free Money Fund are exempt from Federal income tax.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount close to the date of a distribution because you may receive part of your investment back as a taxable distribution. A sale or exchange of shares is a taxable event and may result in a capital gain or loss, which may be long-term or short-term, generally depending on how long you owned the shares.

Each fund sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability. Shareholders may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in a fund.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share for all funds as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading. For Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund, Scudder Fund Accounting Corporation also determines net asset value per share as of noon, eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total fund assets attributable to the applicable fund or class, less all liabilities, attributable to that fund or class, by the total number of shares outstanding of that fund or class. In calculating the net asset value per share, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund use the current market value of the securities. However, for securities with sixty days or less to maturity, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund use the amortized cost value. Scudder Money Market Series and Scudder Tax Free Money Fund use the amortized cost value in calculating the net asset value per share.

Processing time

For Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund, purchases made by wire and received by the Funds' transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Funds' transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Funds' transfer agent between noon and the close of regular trading on the exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

For Scudder Money Market Series, purchases made by wire and received by the Fund's transfer agent before 4:00 p.m. on any business day are executed at 4:00 p.m. on that day and begin earning income the same day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent by the close of regular trading, normally 4:00 p.m. eastern time, are executed at the net asset value calculated at the close on that day. If requested by the shareholder, proceeds can be wired that day, but no dividend will be earned on the redeemed shares that day. All other redemption requests will be processed on the day received and will earn a dividend on the redeemed shares that day; however, the proceeds will be distributed on the next business day.

If you wish to make a purchase of $500,000 or more you should notify the Funds' transfer agent of such a purchase by calling 1-800-225-5163.

Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check). For more information, please call 1-800-225-5163.

Purchase restrictions

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Tax Free Money Fund and Scudder Fund, Inc., on behalf of Scudder Money Market Series and the classes of shares of Scudder Money Market Series, and Scudder Investor Services, Inc. each reserves the right to reject purchases of shares (including exchanges) for any reason.

Minimum balances - Scudder U.S. Treasury Money Fund, Scudder Cash Investment Trust and Scudder Tax Free Money Fund

Generally, shareholders who maintain a non-fiduciary account balance of less than $2,500 in the fund and have not established an automatic investment plan will be assessed, an annual $10.00 per fund charge; this fee is paid to the fund. The fund reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $1,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Minimum balances - Scudder Prime Reserve Money Market Shares

Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $7,500 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Minimum balances - Scudder Premium Money Market Shares

Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $20,000. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $20,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Write-a-check

You may redeem shares of Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund by writing checks against your account for at least $100. You may redeem shares of Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares by writing checks against your account for at least $1,000.

Third party transactions

If you buy and sell shares of the fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

Purchases

To open an account

Minimum initial investments:
Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund: $2,500;
IRAs: $1,000
Scudder Tax-Free Money Fund: $2,500
Scudder Prime Reserve Money Market Shares: $10,000; IRAs $10,000
Scudder Premium Money Market Shares: $25,000; IRAs $25,000

--------------------------------------------------------------------------------
By Mail         Send your completed and signed application and check
                  by regular mail to:              or by express, registered,
                                                   or certified mail to:
                  The Scudder Funds                The Scudder Funds
                  P.O. Box 2291                    66 Brooks Drive
                  Boston, MA                       Braintree, MA  02184
                  02107-2291
--------------------------------------------------------------------------------
By Wire         Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person       Visit one of our Investor Centers to complete your
                application with the help of a Scudder representative. Investor
                Centers are located in Boca Raton, Boston, Chicago, New York and
                San Francisco.
--------------------------------------------------------------------------------

To buy additional shares
Minimum additional investments:
Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund: $100;
IRAs: $50
Scudder Tax-Free Money Fund: $100
Scudder Prime Reserve Money Market Shares: $1,000; IRAs $1,000
Scudder Premium Money Market Shares: $1,000; IRAs $1,000

--------------------------------------------------------------------------------
By Mail           Send a check with a Scudder investment slip, or with a
                  letter of instruction including your account number and the complete fund name, to the appropriate address listed above.
--------------------------------------------------------------------------------
By Wire           Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person         Visit one of our Investor Centers to make an additional
                  investment in your Scudder fund account. Investor Center
                  locations are listed above.
--------------------------------------------------------------------------------
By Telephone      Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
By Automatic      You may arrange to make investments of $50 or more on a
Investment        regular basis through automatic deductions from your bank
Plan              checking account. Please call 1-800-225-5163 for more
                  information and an enrollment form.
--------------------------------------------------------------------------------

Exchanges and redemptions

To exchange shares

Minimum initial investments:

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund; and Scudder Tax Free Money Fund: $2,500 to establish a new account; $100 to exchange among existing accounts

Scudder Prime Reserve Money Market Shares: $10,000 to establish a new account; $1,000 to exchange among existing accounts Scudder Premium Money Market Shares:
$25,000 to establish a new account; $1,000 to exchange among existing accounts

--------------------------------------------------------------------------------
By Telephone      To speak with a service representative, call
                  1-800-225-5163 from 8 a.m. to 8 p.m. eastern time. To
                  access SAIL(TM), The Scudder Automated Information Line,
                  call 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------
By Mail or Fax    Print or type your instructions and include:
                  - the name of the fund and class and the account number you are exchanging from;
                  - your name(s) and address as they appear on your account;
                  - the dollar amount or number of shares you wish to exchange;
                  - the name of the fund and class you are exchanging into;
                  - your signature(s) as it appears on your account; and
                  - a daytime telephone number.
                  Send your instructions  or by express,          or by
                  by regular mail to:     registered, or          fax to:
                                          certified mail to:
                  The Scudder Funds       The Scudder Funds       1-800-821-6234
                  P.O. Box 2291           66 Brooks Drive
                  Boston, MA 02107-2291   Braintree, MA  02184
--------------------------------------------------------------------------------
To sell shares

--------------------------------------------------------------------------------
By Telephone        To speak with a service representative, call
                    1-800-225-5163 from 8 a.m. to 8 p.m. eastern time. To
                    access SAIL(TM), The Scudder Automated Information Line,
                    call 1-800-343-2890 (24 hours a day). You may have
                    redemption proceeds sent to your predesignated bank
                    account, or redemption proceeds of up to $100,000 sent to
                    your address of record.
--------------------------------------------------------------------------------
By Mail or Fax      Send your instructions for redemption to the appropriate
                    address or fax number above and include:
                    - the name of the fund and class and account number you
                    are redeeming from;
                    - your name(s) and address as they appear on your account;
                    - the dollar amount or number of shares you wish to
                      redeem;
                    - your signature(s) as it appears on your account; and
                    - a daytime telephone number.
--------------------------------------------------------------------------------
By Write-a-         You may redeem shares of Scudder Cash Investment Trust,
Check               Scudder U.S. Treasury Money Fund and Scudder Tax Free
                    Money Fund by writing checks against your account balance
                    for at least $100, but not more than $5,000,000. You may
                    redeem shares of SPRMMS and SPMMS by writing checks
                    against your account for at least $1,000, but not more
                    than $5,000,000.
--------------------------------------------------------------------------------
By Automatic        You may arrange to receive automatic cash payments
Withdrawal Plan     periodically. Call 1-800-225-5163 for more information
                    and an enrollment form.
--------------------------------------------------------------------------------

Investment products and services

The Scudder Family of Funds+

Money Market
Scudder U.S. Treasury Money Fund
Scudder Cash Investment Trust
Scudder Money Market Series --
   Premium  Shares*
   Prime Reserve Shares*
   Managed Shares*
Scudder Government Money Market
   Series -- Managed Shares*

Tax Free Money Market+
Scudder Tax Free Money Fund
Scudder Tax Free  Money Market Series --
   Managed Shares*
Scudder California Tax Free Money Fund**
Scudder New York Tax Free Money Fund**

Tax Free+
Scudder Limited Term Tax Free Fund
Scudder Medium Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder High Yield Tax Free Fund
Scudder California Tax Free Fund**
Scudder Massachusetts Limited Term Tax Free Fund**
Scudder Massachusetts Tax Free Fund**
Scudder New York Tax Free Fund**
Scudder Ohio Tax Free Fund**
Scudder Pennsylvania Tax Free Fund**

U.S. Income
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund
Scudder GNMA Fund
Scudder Income Fund
Scudder Corporate Bond Fund
Scudder High Yield Bond Fund

Global Income
Scudder Global Bond Fund
Scudder International Bond Fund
Scudder Emerging Markets Income Fund

Asset Allocation
Scudder Pathway Conservative Portfolio
Scudder Pathway Balanced Portfolio
Scudder Pathway Growth Portfolio
Scudder Pathway International Portfolio

U.S. Growth and Income
Scudder Balanced Fund
Scudder Dividend & Growth Fund
Scudder Growth and Income Fund
Scudder S&P 500 Index Fund
Scudder Real Estate Investment Fund

U.S. Growth
Value
   Scudder Large Company Value  Fund
   Scudder Value Fund***
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund
Growth
   Scudder Classic Growth Fund***
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Equity
Worldwide
   Scudder Global Fund
   Scudder International Value Fund
   Scudder International Growth and Income Fund
   Scudder International Fund++
   Scudder International Growth Fund
   Scudder Global Discovery Fund***
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund
Regional
   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds
Choice Series
   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Preferred Series
Scudder Tax Managed Growth Fund
Scudder Tax Managed Small Company Fund

Retirement Programs and Education accounts

Retirement Programs                        Education Accounts
-------------------                        ------------------
Traditional IRA                            Education IRA
Roth IRA                                   UGMA/UTMA
SEP-IRA
Keogh Plan
401(k), 403(b) Plans
Scudder Horizon Plan **++
(a variable annuity)

Closed-end funds#

The Argentina Fund, Inc.                   Scudder Global High Income Fund, Inc.
The Brazil Fund, Inc.                      Scudder New Asia Fund, Inc.
The Korea Fund, Inc.                       Scudder New Europe Fund, Inc.
Montgomery Street Income Securities, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

+Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*A class of shares of the fund.

**Not available in all states.

***Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++Only the International Shares of the fund are part of the Scudder Family of Funds.

++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

#These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.

Additional information about each fund may be found in the Statement of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries may be made by calling the toll-free number listed below. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Service Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected a fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:
--------------------------------------------------------------------------------
By phone:                                 In person:
--------------------------------------------------------------------------------
Call Scudder Investor Relations at        Public Reference Room
1-800-225-2470                            Securities and Exchange Commission,
Or                                        Washington, D.C.
For existing Scudder investors, call the  (Call 1-800-SEC-0330
Scudder Automated Information Line        for more information).
(SAIL) at 1-800-343-2890
(24 hours a day).
--------------------------------------------------------------------------------
By mail:                                  By internet:
--------------------------------------------------------------------------------
Scudder Investor Services, Inc.           http://www.sec.gov
Two International Place Boston, MA        http://www.scudder.com
02110-4103
Or
Public Reference Section Securities and
Exchange Commission, Washington, D.C.
20549-6009
(a duplication fee is charged)
--------------------------------------------------------------------------------
The Statements of Additional Information are incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:

--------------------------------------------------------------------------------
Scudder Cash Investment Trust                        811-2613
--------------------------------------------------------------------------------
Scudder U.S. Treasury Money Fund                     811-3043
--------------------------------------------------------------------------------
Scudder Tax Free Money Fund                          811-2959
--------------------------------------------------------------------------------
Scudder Fund, Inc.                                   811-3495
--------------------------------------------------------------------------------

Printed with SOYINK        Printed on recycled paper

                          SCUDDER CASH INVESTMENT TRUST


              A No- load (No Sales Charges) Mutual Fund Seeking to
                     Maintain the Stability of Capital and,
                      consistent therewith, to Maintain the
                   Liquidity of Capital and to Provide Current
                                     Income.
                   The Fund Seeks to Achieve Its Objective by
                      Investing in Money Market Securities.


                                       and

                        SCUDDER U.S. TREASURY MONEY FUND


                   A No- load (No Sales Charges) Money Market
                 Fund Seeking Safety, Liquidity and Stability of
               Capital and, consistent therewith, Current Income.
             The Fund Seeks to Achieve Its Objective by Investing in
        Short-Term U.S. Government Securities and Repurchase Agreements.

                                       and

                           SCUDDER TAX FREE MONEY FUND

                 A No-Load (No Sales Charges) Money Market Fund
                               Seeking to Maintain
                 a Constant Net Asset Value of $1.00 Per Share.
             The Fund Seeks to Achieve Its Objective by Investing in
      High-Quality, Short-Term Securities Exempt from Federal Income Taxes





--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1999



--------------------------------------------------------------------------------




This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder Cash Investment Trust , Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund dated May 1, 1999, as may be amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.


                                TABLE OF CONTENTS
                                                                                                                  Page


THE FUNDS'INVESTMENT OBJECTIVES AND POLICIES........................................................................1
         General Investment Objectives and Policies of Scudder Cash Investment Trust................................1
         General Investment Objectives and Policies of Scudder U.S. Treasury Money Fund.............................3
         Specialized Investment Techniques of the Funds.............................................................9
         Investment Restrictions...................................................................................12

PURCHASES..........................................................................................................14
         Additional Information About Opening an Account...........................................................14
         Minimum balances..........................................................................................15
         Checks....................................................................................................15
         Wire Transfer of Federal Funds............................................................................15
         Additional Information About Making Subsequent Investments by QuickBuy....................................16
         Share Price...............................................................................................16
         Share Certificates........................................................................................16
         Other Information.........................................................................................16

EXCHANGES AND REDEMPTIONS..........................................................................................17
         Exchanges.................................................................................................17
         Redemption by Telephone...................................................................................17
         Redemption By QuickSell...................................................................................18
         Redemption by Mail or Fax.................................................................................19
         Redemption by  Checkwriting...............................................................................19
         Other Information.........................................................................................19

FEATURES AND SERVICES OFFERED BY THE FUNDS.........................................................................20
         The  No- LoadConcept -....................................................................................20
         Internet access...........................................................................................21
         Dividends and Capital Gains Distribution Options..........................................................21
         Scudder Investor Centers..................................................................................22
         Reports to Shareholders...................................................................................22
         Transaction Summaries.....................................................................................22


THE SCUDDER FAMILY OF FUNDS........................................................................................22

SPECIAL PLAN ACCOUNTS..............................................................................................27
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations
                  and Self-Employed Individuals....................................................................27
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.......27
         Scudder IRA:  Individual Retirement Account...............................................................28
         Scudder Roth IRA:  Individual Retirement Account..........................................................28
         Scudder 403(b) Plan.......................................................................................29
         Automatic Withdrawal Plan.................................................................................29
         Group or Salary Deduction Plan............................................................................29
         Automatic Investment Plan.................................................................................30
         Uniform Transfers/Gifts to Minors Act.....................................................................30

DIVIDENDS..........................................................................................................30


PERFORMANCE INFORMATION............................................................................................31
         Yield.....................................................................................................31
         Effective Yield...........................................................................................32
         Average Annual Total Return...............................................................................33
         Total Return..............................................................................................34
         Comparison of Fund  Performance...........................................................................34
         Taking a Global Approach..................................................................................37


ORGANIZATION OF THE FUNDS..........................................................................................38

                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                                  Page


INVESTMENT ADVISER.................................................................................................39
         Scudder Cash Investment Trust.............................................................................40
         Scudder U.S. Treasury Money Fund..........................................................................42
         SCIT, Treasury Fund  and STFMF............................................................................44
         Personal Investments by Employees of the Adviser..........................................................44

TRUSTEES AND OFFICERS..............................................................................................45


REMUNERATION.......................................................................................................47
         Responsibilities of the Board --Board and Committee Meetings..............................................47
         Compensation of Officers and Trustees.....................................................................47

DISTRIBUTOR........................................................................................................48

TAXES    ..........................................................................................................49

PORTFOLIO TRANSACTIONS.............................................................................................52
         Brokerage Commissions.....................................................................................52

NET ASSET VALUE....................................................................................................53

ADDITIONAL INFORMATION.............................................................................................53
         Experts...................................................................................................53
         Shareholder Indemnification...............................................................................54
         Other Information.........................................................................................54


FINANCIAL STATEMENTS...............................................................................................55
         Scudder Cash Investment Trust.............................................................................55
         Scudder U.S. Treasury Money Fund..........................................................................55
         Scudder Tax Free Money Fund...............................................................................55

APPENDIX
     Ratings of Municipal Obligations
     Commercial Paper Ratings

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

            (See "Investment objectives and policies" and "Additional
           information about policies and investments" in each Fund's prospectus.)


         Scudder Cash Investment Trust sometimes is referred to herein as "SCIT." Scudder U.S. Treasury Money Fund sometimes is referred to herein as "Treasury Fund." Scudder Tax Free Money Fund sometimes is referred to herein as STFMF. SCIT, Treasury Fund and STFMF sometimes are jointly referred to herein as the "Funds" or "Scudder Money Market Funds."


General Investment Objectives and Policies of Scudder Cash Investment Trust


         Scudder Cash Investment Trust is a no- load, open-end, diversified management investment company. SCIT's investment objectives are to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. SCIT's management seeks to improve investment income by keeping money at work in what it considers to be the most attractive short-term debt investments consistent with the objectives of maintaining the stability and liquidity of capital. There is no assurance that SCIT's investment objectives will be achieved. The investment objectives and policies of SCIT stated under this caption are nonfundamental and may be changed by the Trustees without a vote of a majority of the outstanding voting securities of the Fund, as that term is defined below in "Investment Restrictions." All of the securities in which SCIT may invest are U.S. dollar-denominated. Shares of the Fund are not insured or guaranteed by an agency of the U.S. Government.


         SCIT may invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as those listed below; obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

         SCIT may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations and obligations of trusts, finance companies and other entities, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; asset-backed securities, including certificates, participations and notes; and municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities. Securities and instruments in which the Fund may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

         In addition, SCIT may invest in repurchase agreements and securities with put features. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described below. The Fund may also hold cash.

         Investments in municipal securities will be limited to those which are rated at the time of purchase by Moody's Investors Service, Inc. ("Moody's") within its two highest rating categories for municipal obligations -- Aaa and Aa, or within Moody's short-term municipal obligations top rating categories of MIG 1 and MIG 2 -- or are rated at the time of purchase by Standard & Poor's Corporation ("S&P") within S&P's two highest rating categories for municipal obligations AAA/AA and SP-1+/SP-1, or are rated at the time of purchase by Fitch Investors Service, Inc. ("Fitch") within Fitch's two highest rating categories for municipal obligations -- AAA/AA or within Fitch's highest short term rating categories of F-1 and F-2, all in such proportions as management will determine. SCIT also may invest in securities rated within the two highest rating categories by only one of those rating agencies if no other rating agency has rated the security. In some cases, short-term municipal obligations are rated using the same categories as are used for corporate obligations. In addition, unrated municipal securities will be considered as being within the foregoing quality ratings if the issuer, or other equal or junior municipal securities of the same issuer, has a rating within the foregoing ratings of Moody's, S&P or Fitch. SCIT may also invest in municipal securities which are unrated if, in the opinion of Scudder Kemper Investments, Inc. (the "Adviser"), such securities possess creditworthiness comparable to those rated securities in which the Fund may invest.


         For purposes of determining the percentage of the fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel, capital and mortgage lending.


         Foreign Securities. Supranational entities are international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, The Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity.

         Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds." Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes. Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications:
"General Obligation" Bonds and "Revenue" Bonds.

         Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under Federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected.

         Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. SCIT may invest in certificates of deposit of large domestic banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. The Fund does not invest in certificates of deposit of foreign banks. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

         SCIT may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

         Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by SCIT will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Fund's limitation on investments in illiquid securities.

         Eurodollar Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and U.S. branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.

         Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by SCIT will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality short term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

         Participation Interests. SCIT may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates, with remaining maturities of 397 days or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interest, determined by the Adviser to be of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interests in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security.

         Asset-backed securities. Asset backed securities may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

General Investment Objectives and Policies of Scudder U.S. Treasury Money Fund

         Scudder U.S. Treasury Money Fund is a pure no-load(TM), open-end, diversified management investment company. Treasury Fund's investment objectives are to provide safety, liquidity and stability of capital, and consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 and declares dividends daily. There can be no assurance that the Fund's objectives will be met.

         The Fund seeks to achieve its objective by investing in short-term U.S. Government securities and repurchase agreements. The Fund is a "fixed-price" fund; that is, it seeks to maintain a constant share price of $1.00, although under certain circumstances this may not be possible. The Fund's price stability makes it suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk. The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of both principal and interest) and repurchase agreements backed fully by U.S. Treasury obligations. At least 80% of the Fund's assets will be invested in either U.S. Treasury securities or in repurchase agreements collateralized by U.S. Treasury obligations. All of the securities in which the Fund may invest are U.S. dollar-denominated. The Fund may also invest in when-issued securities and illiquid securities.


         For purposes of determining the percentage of the fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel, capital and mortgage lending.

General Investment Objectives and Policies of Scudder Tax Free Money Fund

         Scudder Tax Free Money Fund, a diversified open-end management investment company, seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Adviser. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

         The Fund seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible. A small portion of the income may be subject to regular federal, alternative minimum, state and local income taxes.

         STFMF Investments. All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality rating categories of two or more of the following rating agencies: Moody's Investors Service, Inc. ("Moody's") (Aaa and Aa, MIG 1 and MIG 2, and P1 and P-2), Standard & Poor's Corporation ("S&P") (AAA and AA, SP1+ and SP1, A1+ and A1 and A-2) and Fitch Investors Service, Inc. ("Fitch") (AAA and AA, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund generally may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

         Amendments have been adopted to the federal rules regulating quality, maturity and diversification requirements of money market funds like the Fund. Money market funds must comply with the revised rules by July 1, 1998. The Fund intends to be in compliance with the amended requirements by that date.

         The Fund may also invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition the Fund may invest, to a limited extent, in illiquid or restricted securities.

         Municipal securities in which the Fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and construction loan notes. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise tax or other source. Examples of taxable investments in which the Fund may invest include obligations of corporate issuers, U.S. Treasury obligations, U.S. Government obligations, money market instruments and repurchase agreements.

         The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% limitation on investing in securities whose investment income is subject to the alternative minimum tax ("AMT" bonds) and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry. The Fund's distributions from interest on AMT bonds may be taxable depending upon an investor's particular situation. (For more information please see the Statement of Additional Information.)

         It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's assets will normally be invested in short-term municipal securities.

         Under normal market conditions the Fund expects to invest 100% of its portfolio securities in municipal securities. The Fund may, on a temporary basis, hold and invest up to 20% of its assets in cash and cash equivalents and in temporary investments of taxable securities with remaining maturities of 397 calendar days or less. For temporary defensive purposes the Fund may invest more than 20% in such investments or may otherwise vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. In 1997, all the Fund's dividends were 100% federally tax-exempt. The Fund may also invest in stand-by commitments and other puts, repurchase agreements, participation interests and when-issued or forward delivery securities. See "Additional information about policies and investments" for more information about these investment techniques.

         Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds."

         1. Municipal Notes. Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes.

         Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as Federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

         2. Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

         Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of General Obligation Bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue Bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected. STFMF may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's current intention not to invest in municipal securities whose investment income is taxable or AMT bonds. For the purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

         3. Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the Fund's original investment.

Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by the Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace in which the security trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

The Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. The Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and state income tax, if applicable.

         4. Other Municipal Securities. There is, in addition, a variety of hybrid and special types of municipal securities as well as numerous differences in the security of municipal securities both within and between the two principal classifications above.

         The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund intends to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to the Fund, or (3) to maintain a high quality investment portfolio or (4) to maximize the Fund's yield. A bank that issues a repurchase commitment may receive a fee from the Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Fund will determine the variable rate demand instruments that they will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of the Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by the Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

         The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instruments held by the Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

         5. General Considerations. An entire issue of Municipal Securities may be purchased by one or a small number of institutional investors such as the Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act") prior to offer and sale unless an exemption from such registration is available, municipal securities which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal securities which were not publicly offered initially.

         Securities purchased for the Fund are subject to the limitations on holdings of securities which are not readily marketable contained in the Fund's investment restrictions. The Adviser determines whether a municipal security is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to the Fund's investments enhance marketability. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of the Fund's investment restrictions, the identification of the "issuer" of municipal securities which are not General Obligation Bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         The Fund expects that it will not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state or more than 25% of its total assets in municipal securities the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. The Fund may invest more than 25% of its total assets in municipal securities of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal securities of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal securities rather than factors affecting all, or broad classes of, municipal securities.

Stand-by Commitments. The Fund may engage in Stand-by Commitments. STFMF has received an order from the SEC which will enable it to improve its portfolio liquidity by making available same-day settlements on portfolio sales (and thus facilitate the same-day payments of redemption proceeds in federal funds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right acquired by a Fund, when it purchases a municipal security from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at that Fund's option, at a specified price. Stand-by Commitments are also known as "puts." STFMF's, investment policies permit the acquisition of Stand-by Commitments solely to facilitate portfolio liquidity. The acquisition of or the power to exercise a Stand-by Commitment will not affect the valuation or maturity of STFMF's underlying portfolio, which will be valued in accordance with the order of the SEC. The exercise by a Fund of a Stand-by Commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by Commitments acquired by the Fund will have the following features: (1) they will be in writing and will be physically held by a Fund's custodian; (2) a Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Stand-by Commitments will not be transferable, municipal securities purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a Fund's acquisition cost (excluding the cost, if any, of the Stand-by Commitment) of the municipal securities which are subject to the commitment (excluding any accrued interest which a Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date. Since STFMF will value municipal securities on an amortized cost basis, the amount receivable upon exercise of a Stand-by Commitment will be substantially the same as the value assigned by that Fund to the underlying securities. Moreover, while there is little risk of an event occurring which would make amortized cost valuation of its portfolio securities inappropriate, if such condition developed, the securities may, in the discretion of the Trustees, be valued on the basis of available market information and held to maturity. The Fund expects to refrain from exercising a Stand-by Commitment in the event that the amount receivable upon exercise of the Stand-by Commitment is significantly greater than the then current market value of the underlying municipal securities in order to avoid imposing a loss on a seller and thus jeopardizing the Fund's business relationship with that seller.

         The Fund expects that Stand-by Commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for Stand-by Commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by the Fund in either manner for outstanding Stand-by Commitments will not exceed 1/2 of 1% of the value of total assets of the Fund calculated immediately after any Stand-by Commitment is acquired.

         It is difficult to evaluate the likelihood of use or the potential benefit of a Stand-by Commitment. Therefore, it is expected that the Fund's Trustees will determine that Stand-by Commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. When the Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held. In addition, for purposes of complying with the condition of the SEC's amortized cost Rule that the dollar-weighted average maturity of its portfolio shall not exceed 90 days, the maturity of a portfolio security of STFMF shall not be considered shortened or otherwise affected by any Stand-by Commitment to which such security is subject.

         Management of the Fund understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. There is no assurance that Stand-by Commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. The Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals (not exceeding 397 calendar days) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund's portfolio would be adversely affected.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-by Commitments discussed above. As with any Stand-by Commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.


Reverse Repurchase Agreements. STFMF may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. STFMF will maintain a segregated account with its custodian containing cash, U.S. Government securities and other high grade debt obligations equal in value to its obligation in connection with outstanding reverse repurchase agreements. STFMF may also acquire participation in privately negotiated loans to municipal borrowers provided that the interest received by the Fund is exempt, in the opinion of bond counsel to the municipal borrower, from federal income tax. Reverse repurchase agreements are borrowings subject to STFMF's investment

Participation Interests. STFMF may purchase from banks participation interests in all or part of specific holdings of municipal securities. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Adviser has determined meets the prescribed quality standards of each Fund. Thus, even if the credit of the issuer of the municipal security does not meet the quality standards of STFMF, the credit of the selling bank will. STFMF has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the municipal security plus accrued interest, but only (1) as required to provide liquidity to the Fund, (2) to maintain a high quality investment portfolio or (3) upon a default under the terms of the municipal security. The selling bank may receive a fee from STFMF in connection with the arrangement. STFMF will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service satisfactory to the Trustees of the Fund that interest earned by the Fund on municipal obligations in which it holds participation interests is exempt from federal income tax. An opinion of counsel is not binding on the Service and there is no assurance that the Service will agree with any opinion of counsel.

Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Specialized Investment Techniques of the Funds

         Maintenance of $1.00 Net Asset Value and Credit Quality. Pursuant to a Rule of the Securities and Exchange Commission (the "SEC"), each Fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00, rounded to the nearest whole cent. In fulfillment of their responsibilities under that Rule, the Trustees of each Fund have approved policies established by the Funds' Adviser reasonably calculated to prevent each Fund's net asset value per share, as so rounded, from deviating from $1.00 except under unusual or extraordinary circumstances and the Trustees of each Fund will periodically review the Adviser's operations under such policies at regularly scheduled Trustees' meetings. Those policies include a weekly monitoring by the Adviser of unrealized gains and losses in each Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of each Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

         Securities eligible for investment by the Funds are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with
respect  to  that  security).   These   securities  are  known
as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of a Fund's investments, as a matter of non-fundamental policy, each Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. Each Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a Fund may not make more than one such investment at any time during such period. Each Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, each Fund may not invest more than the greater of (1) 1% of its total assets, or
(2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

         Portfolio Maturity. The assets of each Fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less (except in the case of Government securities, 762 calendar days) from date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government securities," as used herein, means securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The portfolio of each Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the two portfolios will vary according to the management's appraisal of money market conditions. Each Fund will invest only in securities determined by or under the direction of the Trustees to be of high quality with minimal credit risks.

         Portfolio Turnover. The Funds may sell portfolio securities to take advantage of investment opportunities arising from changing market levels or yield relationships. Although such transactions involve additional costs in the form of spreads, they will be undertaken in an effort to improve a Fund's overall investment return, consistent with its objectives.

         U.S. Government Securities. U.S. Government Securities are securities issued or guaranteed by the U.S. Treasury, by federal agencies, or by instrumentalities established or sponsored by the U.S. Government. Obligations issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. They include Treasury bills, notes and bonds, which differ in their interest rates, maturities and times of issuance. Obligations guaranteed by the U.S. Treasury include Government National Mortgage Association participation certificates. Obligations of a federal agency or U.S. Government instrumentality may be supported in various ways, including the limited authority of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Bank; the discretionary authority of the U.S. Government to purchase obligations of the agency or instrumentality, such as Federal National Mortgage Association bonds; or the credit only of the issuing agency or instrumentality, such as Student Loan Marketing Association. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligations for ultimate repayment, which agency may be privately owned. These securities may bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates.

         When-issued and Forward Delivery Securities. Government securities are frequently offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date normally within 45 days after the date of the commitment to purchase. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are not invested prior to the settlement of a purchase of securities, the Funds will earn no income; however, it is intended that both Funds will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that both Funds will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time SCIT or Treasury Fund makes the commitment to purchase securities on a when-issued or forward delivery basis, they will record the transaction and reflect the value of the security in determining their respective net asset values. Neither Fund believes that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. SCIT and Treasury Fund will establish a segregated account in which to maintain cash or liquid assets equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Neither SCIT nor Treasury Fund will enter into such transactions for leverage purposes.

         Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to each Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, that Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.


         Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.


         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. Each Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event each Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of each Fund's Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         The conclusions and investment decisions of the Adviser with respect to each Fund are based primarily on the analyses of its own research specialists. While these specialists have the major responsibility for doing research on debt securities, they receive the support of the Adviser's general economics department for studies on interest rate trends and of the Adviser's stock research analysts for consultation on the qualitative aspects of credit analysis which enable the Adviser to establish its own credit ratings for issuers of senior securities. The Adviser believes it is important to have this combination of specialized skills available for developing the proper investment strategies for the Funds. The Adviser subscribes to leading bond information services and receives directly published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.


Trustees' Power to Change Objectives and Policies

         The objectives and policies of the Funds described above may be changed, unless expressly stated to the contrary, by their respective Trustees without a vote of their shareholders.



Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.


         As a matter of fundamental policy, SCIT will not:

         1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, SCIT reserves the freedom of action to concentrate its investments in instruments issued by domestic banks;

         4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         6.       purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         7. or make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


         In addition, although not a matter of fundamental policy, SCIT does not currently intend to:

         1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

         2. lend portfolio securities in an amount greater than 5% of its total assets.

         As a matter of fundamental policy Treasury Fund may not:

         1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         6.       purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or


         7. make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


         Treasury Fund has undertaken that if the Fund obtains an exemptive order of the SEC which would permit the taking of action in contravention of any policy which may not be changed without a shareholder vote, the Fund will not take such action unless either (i) the applicable exemptive order permits the taking of such action without a shareholder vote or (ii) the staff of the SEC has issued to the Fund a "no action" or interpretive letter to the effect that the Fund may proceed without a shareholder vote.

         Although not a matter of fundamental policy Treasury Fund may not:

         1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

         2. lend portfolio securities in an amount greater than 5% of its total assets.

As a matter of fundamental policy, Scudder Tax Free Money may not:

         1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         6.       purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         7. make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

In addition, as a matter of fundamental policy, Scudder Tax Free Money Fund will:

         1.       have at least 80% of its net  assets  invested  in  short-term
                  municipal   securities   during   periods  of  normal   market
                  conditions.

As a matter of non-fundamental policy, Scudder Tax Free Money Fund may not:

         1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; and ====


         2. lend portfolio securities in an amount greater than 5% of its total assets.

Master/feeder structure

         The Board of Trustees of each Fund has the discretion to retain the current distribution arrangement for the Funds while investing in a master fund in a master/feeder structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                                    PURCHASES

                (See "Purchases" and "Transaction information" in
                            each Fund's prospectus.)

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified tax identification number, clients having a regular investment counsel account with Scudder or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, Account
Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number.
Finally, the investor must send the completed and signed application to the Fund promptly.


         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on or payable through a United States bank.

         If shares of a Fund are purchased with a check which proves to be uncollectible, that Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by that Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, such Fund will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To purchase shares of a Fund and obtain the same day's dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more, you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, each Fund pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans' Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of either Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Price

         Purchases made by check will be filled without sales charge at the close of regular trading on the Exchange on the day the check is received by the Transfer Agent in good order. Net asset value of each Fund normally is computed twice a day, as of twelve o'clock noon and the close of regular trading on the Exchange on each day when the Exchange is open for trading.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in either
Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         The Funds have authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases of each Fund by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt investors a certification of exempt status) will be returned to the investor.

         The Funds may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.


                            EXCHANGES AND REDEMPTIONS

                (See "Exchanges and redemptions" and "Transaction
                    information" in each Fund's prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Redeeming shares -- Signature guarantees" in each Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trusts and the Transfer Agent each reserve the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trusts employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trusts do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trusts will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Trusts and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

       Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in each Fund's prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.


Redemption by  Checkwriting

         All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.


Other Information


         If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. None of the Funds impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund or portfolio, and including exchanges and redemptions by Checkwriting, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").


         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.


                   FEATURES AND SERVICES OFFERED BY THE FUNDS


             (See "Shareholder benefits" in each Fund's prospectus.)


The  No- Load Concept


         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.


         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules , a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase no-load to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.


         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.



-----------------------------------------------------------------------------------------------------------
                              Scudder                                                     No-Load Fund with
                             No- Load                           Load Fund with 0.75%           0.25% 12b-1
                               Fund         8.50% Load Fund        12b-1 Fee                     Fee
-----------------------------------------------------------------------------------------------------------


          10                $ 25,937            $ 23,733          $ 24,222                   $ 25,354
-----------------------------------------------------------------------------------------------------------

          15                 41,772              38,222            37,698                    40,371
-----------------------------------------------------------------------------------------------------------

          20                 67,275              61,557            58,672                    64,282
-----------------------------------------------------------------------------------------------------------


         Investors are encouraged to review the fee tables on page __ of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

         Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

                 (See "Investment products and services" in the
                          Funds' combined prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

-----------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder  Corporate  Bond  Fund  seeks a high  level of  current  income
         through  investment   primarily  in  investment-grade   corporate  debt
         securities.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

-----------------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder  Dividend & Growth Fund seeks high current income and long-term
         growth  of  capital   through   investment   in  income  paying  equity
         securities.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder  Value  Fund**  seeks  long-term   growth  of  capital  through
         investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

-----------------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder   International  Fund***  seeks  long-term  growth  of  capital primarily through a diversified portfolio of marketable foreign equity securities.

         Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.

         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

-----------------------------
***      Only the International Shares are part of the Scudder Family of Funds.

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

         Scudder  Tax  Managed  Small  Company  Fund seeks  long-term  growth of
         capital  on  an  after-tax  basis  through   investment   primarily  in
         undervalued stocks of small U.S. companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

           (See "Scudder tax-advantaged retirement plans," "Purchases
               -- By Automatic Investment Plan" and "Exchanges and redemptions -- By Automatic Withdrawal Plan" in the
                               Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Funds may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------
       Starting
          Age                                            Annual Rate of Return
          of                 ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                       $253,680                  $973,704                  $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                    35,062                     46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket


-----------------------------------------------------------------------------------------------------------
       Starting
          Age                                            Annual Rate of Return
          of                 ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                       $119,318                  $287,021                   $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                    59,821                     90,764
            55                        16,709                    20,286                     24,681

Scudder Roth IRA:  Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Funds may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Funds' prospectus. Any such requests must be received by the applicable Funds' transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the applicable Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, each Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         Each Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         Each Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                    DIVIDENDS

         (See "Distribution and performance information -- Dividends and capital gains distributions" in each Fund's prospectus.)

         The net income of each Fund is determined as of the close of regular trading on the Exchange, usually 4 p.m. eastern time on each day the Exchange is open for trading.


         All the net investment income and all net realized short-term capital gains and net realized short and long-term capital losses of SCIT so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at 12:00 noon after the purchase and redemption of shares. Any losses may be included in the daily dividend for such number of days as is deemed appropriate in order to avoid a disproportionate impact on holders of shares of beneficial interest of the Fund on any one day on which a dividend is declared. All the net investment income and all realized capital gains and losses on securities held for one year or less (short-term capital gain/loss) of Treasury Fund so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. All the investment income of STFMF so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. Shares purchased as of the determination of net asset value made as of the regular close of the Exchange will not participate in that day's dividend; in such cases dividends commence on the next business day. Checks will be mailed to shareholders electing to take dividends in cash, and confirmations will be mailed to shareholders electing to invest dividends in additional shares for the month's dividends within four business days after the dividend is calculated. Dividends will be invested at the net asset value per share, normally $l.00, determined as of the close of regular trading on the Exchange on the last business day of each month.


         Dividends are declared daily on each day on which the Exchange is open for business. The dividends for a business day immediately preceding a weekend or holiday will normally include an amount equal to the net income for the subsequent days on which dividends are not declared. However, no daily dividend will include any amount of net investment income in respect of a subsequent semiannual accounting period.

         Net investment income (from the time of the immediately preceding determination thereof) consists of all interest income accrued on the portfolio assets of a Fund, less all actual and accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. Expenses of each Fund, including the management fee payable to the Adviser, are accrued each day.

         Normally, each Fund will have a positive net investment income at the time of each determination thereof. Net investment income may be negative if an unexpected liability must be accrued or a loss realized. If the net investment income of a Fund determined at any time is a negative amount, the net asset value per share will be reduced below $l.00 unless one or more of the following steps are taken: the Trustees have the authority (1) to reduce the number of shares in each shareholder's account, (2) to offset each shareholder's pro rata portion of negative net investment income from the shareholder's accrued dividend account or from future dividends, or (3) to combine these methods in order to seek to maintain the net asset value per share at $1.00. Each Fund may endeavor to restore the net asset value per share to $l.00 by not declaring dividends from net investment income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net investment income which is not declared as a dividend.

         Because the net investment income of each Fund is declared as a dividend each time the net investment income of the Fund is determined, the net asset value per share of each Fund (i.e., the fair value of the net assets of the Fund divided by the number of shares of the Fund outstanding) will remain at $l.00 per share immediately after each such determination and dividend declaration, unless (i) there are unusual or extended fluctuations in short-term interest rates or other factors, such as unfavorable changes in the creditworthiness of issuers affecting the value of securities in the Fund's portfolio, or (ii) net income is a negative amount.

         Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense, loss or depreciation on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid.


         Distributions of realized capital gains, if any, are paid in November or December of STFMF's taxable year although the Fund may make an additional distribution within three months of the Fund's fiscal year end of December 31. STFMF expects to follow the practice of distributing all net realized capital gains to shareholders and expects to distribute realized capital gains at least annually. However, if any realized capital gains are retained by STFMF for reinvestment and federal income taxes are paid thereon by the Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders; as a result, shareholders would be able to claim their share of the taxes paid by the Fund on such gains as a credit against their individual federal income tax liability.

         Each Fund does not anticipate realizing any long-term capital gains.


                             PERFORMANCE INFORMATION

          (See "Distribution and performance information -- Performance information" in each Fund's prospectus.)

         From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Yield

         Yield is the net annualized yield based on a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield for the seven-day yield ended June 30, 1998 was 4.81% for SCIT and 4.91% for Treasury Fund. If Treasury Fund's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have been 4.36%. If SCIT's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have been 4.58%.

         For STFMF, the yield is the net annualized yield based on a specified 7-calendar day period calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of the Fund for the seven-day period ended December 31, 1998 was _____%.


Effective Yield

         Effective yield is the net annualized yield for a specified 7 calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the effective yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective yield = [(Base Period Return + 1)365/7] - 1.


         The effective yield for the seven-day period ended June 30, 1998 was 4.92% for SCIT and 5.03% for Treasury Fund. If SCIT's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have been 4.69%. If Treasury Fund's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have been 4.48%. The effective yield for STFMF for the seven-day period ended December 31, 1998 was _____.

Tax-Equivalent Yield - Scudder Tax Free Money Fund

         For STFMF, the tax-equivalent yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 7-day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description in A. above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with effective federal income tax rates of 36% and 39.6% would need to earn a taxable yield of ____% and ____% respectively, to receive after-tax income equal to the ____% tax-free yield of Scudder Tax Free Money Fund on December 31, 1998. Please refer to the chart beginning below for a discussion of tax-exempt income v. taxable income.

         As described above, yield, effective yield and tax-equivalent yield are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Yield, effective yield and, tax-equivalent yield will vary based on changes in market conditions and the level of the Fund's expenses.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         From time to time, in marketing pieces and other fund literature, the Fund's yield and performance over time may be compared to the performance of broad groups of comparable mutual funds, bank money market deposit accounts and fixed-rate insured certificates of deposit (CDs), or unmanaged indices of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit, and the deposit principal is insured by the FDIC.


         Quotations of each Fund's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of each Fund's expenses.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

             Where:
                        P       =    a hypothetical initial investment of $1,000
                        T       =    Average Annual Total Return
                        n       =    number of years
                        ERV     =    ending  redeemable  value:  ERV is
                                     the   value,   at  the  end  of  the
                                     applicable period, of a hypothetical
                                     $1,000   investment   made   at  the
                                     beginning of the applicable period.


           Average Annual Total Return for periods ended June 30, 1998
           -----------------------------------------------------------

                         One         Five          Ten
                         Year        Years        Years
                         ----        -----        -----


SCIT*                   4.92%        4.44%        5.34%
STFMF***                  --          --            --
Treasury Fund**         4.83%        4.35%        5.10%


* If the Adviser had not absorbed a portion of SCIT expenses and had imposed a full management fee, the average annual total return for the one year, five year and ten year periods ended June 30, 1998, would have been lower.

** If the Adviser had not absorbed a portion of Treasury Fund expenses and had imposed a full management fee, the average annual total return for the one year, five year and ten year periods ended June 30, 1998, would have been lower.


*** If the Adviser had not absorbed a portion of STFMF expenses and had imposed a full management fee, the average annual total return for the one year, five year and ten year periods ended December 31, 1998, would have been lower.


Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                  C = (ERV/P)-1
          Where:
                     C         =   Cumulative Total Return
                     P         =   a hypothetical initial investment of $1,000
                     ERV           =  ending  redeemable  value:  ERV is the
                                   value,  at  the  end  of  the  applicable
                                   period,   of   a   hypothetical    $1,000
                                   investment made at the beginning of the applicable period.

             Cumulative Total Return for periods ended June 30, 1998
             -------------------------------------------------------

                         One         Five          Ten
                         Year        Years        Years
                         ----        -----        -----


SCIT*                   4.92%       24.27%       68.26%
STFMFF***                 --            --            --
Treasury Fund**         4.83%       23.72%       64.38%


* If the Adviser had not absorbed a portion of SCIT's expenses and had imposed a full management fee, the cumulative total return for the one year, five year and ten year periods ended June 30, 1998, would have been lower.

** If the Adviser had not absorbed a portion of Treasury Fund's expenses and had imposed a full management fee, the cumulative total return for the one year, five year and ten year periods ended June 30, 1998, would have been lower.


*** If the Adviser had not absorbed a portion of STFMF's expenses and had imposed a full management fee, the cumulative total return for the one year, five year and ten year periods ended December 31, 1998, would have been lower.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the manner as cumulative total return.

         Quotations of the Funds' performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Average annual total return, cumulative total return and yield for a Fund will vary based on changes in market conditions and the level of each Fund's expenses. An investor's shares when redeemed may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.


Comparison of Fund  Performance


         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

         Because some or all of each Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which either Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment

Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations. In addition, a Fund's performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which a Fund's performance may be compared include, but are not limited to, the following:

             The Europe/Australia/Far East (EAFE) Index
             International Finance Corporation's Latin America Investable Total
                 Return Index
             Morgan Stanley Capital International World Index
             J.P. Morgan Global Traded Bond Index
             Salomon Brothers World Government Bond Index
             Nasdaq Composite Index
             Wilshire 5000 Stock Index

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the Funds' portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Taking a Global Approach

         Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

         The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

         Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed -- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

         Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

         International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S. investments strike the best balance between risk and reward.

                            ORGANIZATION OF THE FUNDS

              (See "Fund organization" in each Fund's prospectus.)


         Scudder Cash Investment Trust is a Massachusetts business trust established under a Declaration of Trust dated December 12, 1975. Treasury Fund is a Massachusetts business trust established under a Declaration of Trust dated April 4, 1980. On February 12, 1991, the Board of Trustees of Treasury Fund approved the change in name from Scudder Government Money Fund to Scudder U.S. Treasury Money Fund. Scudder Tax Free Money Fund is a Massachusetts business trust established under a Declaration of trust dated October 5, 1979, as amended. Each Fund's authorized capital consists of an unlimited number of shares of beneficial interest, par value $.01 per share, all of which are one class and have equal rights as to voting, dividends and liquidation. Shareholders have one vote for each share held. All shares issued and outstanding will be fully paid and non-assessable by the Funds, and redeemable as described in this combined Statement of Additional Information and in the Funds prospectus. The Trustees of the Funds have the authority to issue more than one series of shares, but have no present intention to do so. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series.

         The Trustees of Treasury Fund and STFMF, in their discretion, may authorize the division of shares of each of their respective Funds (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of the Funds.


         Each Fund has a Declaration of Trust which provides that obligations of the Fund involved are not binding upon the Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund involved will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund involved except if it is determined in the manner provided in the Declarations of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund involved. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

   (See "Fund organization -- Investment adviser" in each Fund's prospectus.)

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to each Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.


         Certain investments may be appropriate for more than one of the funds and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Funds. Purchase and sales orders for each Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Funds.

         The transaction between Scudder and Zurich resulted in the assignment of each Funds' investment management agreements with Scudder Kemper, the agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between the Funds and the Adviser were approved by the Trustees on August 6, 1997 . At the special meeting of the Funds' shareholders held on October 27, 1997, the shareholders also approved the new investment management agreements. The new investment management agreements (the "Agreements") became effective as of December 31, 1997 and were in effect for an initial term ending on September 30, 1998. The Agreements are in all material respects on the same terms as the previous investment management agreements which they supersede. The Agreements incorporate conforming changes which promote consistency among all of the funds advised by the Adviser, and which permit ease of administration.


         The Agreements dated December 31, 1997 were last approved by the Trustees of the Funds on August 6, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminate in the event of their reassignment.

         On September 7, 1998, the businesses of Zurich Insurance Company ("Zurich") (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.


         Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the dates of execution and termination. These agreements became effective September 7, 1998, upon the termination of the then current investment management agreements , and were approved at a shareholder meeting held on December 15, 1998.

         The Agreements dated September 7, 1998 were last approved by the Trustees of the Funds on August 6, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminate in the event of their reassignment.


         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

Scudder Cash Investment Trust

         Under the Investment Management Agreement between SCIT and the Adviser (the "Agreement"), the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the first $250,000,000 of the Fund's average daily net assets, 0.45% of the next $250,000,000 of such net assets, 0.40% of the next
$500,000,000 of such net assets and 0.35% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. In addition, the Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.85% of average daily net assets until October 31, 1998.

         Under the Agreement, the Adviser regularly provides SCIT investment management of the assets of the Fund in accordance with the investment objectives, policies and restrictions set forth, and determines what securities shall be purchased for SCIT, what securities shall be held or sold by SCIT, and what portion of SCIT's assets shall be held uninvested, subject always to the provisions of SCIT's Declaration of Trust and By-Laws, and of the 1940 Act and to SCIT's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees of SCIT may from time to time establish. The Adviser also advises and assists the officers of SCIT in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of SCIT.

         The Adviser furnishes the Fund's Board of Trustees periodic reports on the investment performance of the Fund and on the performance of its obligations regarding this agreement as well as additional reports and information as the Trust's officers or Board of Trustees shall reasonably request.

         The Adviser furnishes for the use of the Fund office space and facilities in the United States as the Fund may require for its reasonable needs, and also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining or causing to be maintained for the Fund all books, record and reports to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends, and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Agreement also provides that the Fund is granted a nonexclusive right and sublicense to use the "Scudder" name and mark as part of the Trust's name, and the Scudder Marks in connection with the Corporation's investment product and services.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of SCIT and makes available, without expense to the Fund, the services of such Trustees, officers and employees as may duly be elected Trustees, officers or employees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays the Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For the fiscal years ended June 30, 1996, 1997 and 1998 the investment advisory fee was $5,898,959, $5,944,464 and $5,260,517, respectively, and the fees not imposed in 1996, 1997 and 1998 amounted to $0, $2,420 and $1, 289,666, respectively.

         The Agreement also provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, provided that nothing in the agreement shall be deemed to protect or purport to protect against any liability to the Trust, the Fund or its shareholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties, or by reason of reckless disregard of the obligations and duties hereunder.

         Any person, even though also employed by Scudder, who may be or become an employee of and paid by the Fund shall be deemed, when acting within the scope of his or her employment by the Fund, to be acting in such employment solely for the Fund and not as an agent of Scudder.

Scudder U.S. Treasury Money Fund

         Under the Investment Management Agreement between Treasury Fund and the Adviser (the "Agreement"), the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of its average daily net assets computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Adviser has agreed not to impose all or a portion of its management fee until October 31, 1998, and during such period to maintain the annualized expenses of the Fund at not more than 0.65% of average daily net assets.

         Under the Agreement, the Adviser regularly provides Treasury Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, of the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Trustees of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         Under the Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for Treasury Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The  Adviser  pays  the  compensation  and  expenses  of all  Trustees, officers and executive employees of Treasury Fund (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) who are affiliated persons of the Adviser and makes available, without expense to Treasury Fund, the services of the directors, officers and employees of the Adviser as may duly be elected officers of Treasury Fund, subject to their individual consent to serve and to any limitations imposed by law and provides the Fund's office space and facilities.

         For these services, Treasury Fund pays the Adviser a fee equal to 0.50 of 1% of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the fiscal years ended June 30, 1996, 1997 and 1998 the investment advisory fee was $1,968,151, $2,095,848, and $1,995,553, respectively and the fees not imposed amounted to $1,077,479, $1,202,181 and $1,378,392, respectively.

         Under the Agreement, Treasury Fund is responsible for all its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Treasury Fund may arrange to have third parties assume all or part of the expense of sale, underwriting and distribution of shares of the Fund. (See "DISTRIBUTOR" for expenses paid by Scudder Investor Services, Inc.) Treasury Fund is also responsible for expenses of shareholder meetings and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

 Scudder Tax Free Money Fund

         Under the Investment Management Agreement between STFMF and the Adviser (the "Agreement"), the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.48% of such net assets over $500 million, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. In addition, the Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.65% of average daily net assets until September 30, 1999.

         Under the Agreement, the Adviser regularly provides STFMF investment management of the assets of the Fund in accordance with the investment objectives, policies and restrictions set forth, and determines what securities shall be purchased for STFMF, what securities shall be held or sold by STFMF, and what portion of STFMF's assets shall be held uninvested, subject always to the provisions of STFMF's Declaration of Trust and By-Laws, and of the 1940 Act and to STFMF's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees of STFMF may from time to time establish. The Adviser also advises and assists the officers of STFMF in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of STFMF.

         The Adviser furnishes the Fund's Board of Trustees periodic reports on the investment performance of the Fund and on the performance of its obligations regarding this agreement as well as additional reports and information as the Trust's officers or Board of Trustees shall reasonably request.

         The Adviser furnishes for the use of the Fund office space and facilities in the United States as the Fund may require for its reasonable needs, and also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining or causing to be maintained for the Fund all books, record and reports to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends, and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Agreement also provides that the Fund is granted a nonexclusive right and sublicense to use the "Scudder" name and mark as part of the Trust's name, and the Scudder Marks in connection with the Corporation's investment product and services.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of STFMF and makes available, without expense to the Fund, the services of such Trustees, officers and employees as may duly be elected Trustees, officers or employees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays the Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For the fiscal years ended June 30, 1996, 1997 and 1998 the investment advisory fee was $1,030,755, $881,998 and $_______, respectively, and the fees not imposed in 1996, 1997 and 1998 amounted to $____, $____ and $_____, respectively.

         The Agreement also provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, provided that nothing in the agreement shall be deemed to protect or purport to protect against any liability to the Trust, the Fund or its shareholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties, or by reason of reckless disregard of the obligations and duties hereunder.

         Any person, even though also employed by Scudder, who may be or become an employee of and paid by the Fund shall be deemed, when acting within the scope of his or her employment by the Fund, to be acting in such employment solely for the Fund and not as an agent of Scudder.

SCIT. Treasury Fund and STFMF

         The expense ratios for SCIT for the fiscal years ended June 30, 1996, 1997 and 1998 were 0.83%, 0.86% and 0.85%, respectively. The ratios of expenses to annual investment income for SCIT for the same years were 14.75%, 15.63% and 15.00%, respectively. The expense ratios for Treasury Fund for the fiscal years ended June 30, 1996, 1997 and 1998 were 0.65%, 0.65% and 0.65%, respectively.
The ratios of expenses to annual investment income for the same periods were 11.94%, 12.65% and 12.10%, respectively. The expense ratios for STFMF for the fiscal years ended June 30, 1996, 1997 and 1998 were ____%, ____% and ____%, respectively. The ratios of expenses to annual investment income for STFMF for the same years were 14.75%, 15.63% and 15.00%, respectively. If reimbursement is required, it will be made as promptly as practicable after the end of a Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment.


         Each Management Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens & Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of the Agreements and in discussions with the Adviser concerning the Agreements, Trustees of each Fund who are not "interested persons" of the Fund or the Adviser are represented by independent counsel at that Fund's expense.
Dechert Price & Rhoads acts as general counsel for each Fund.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         None of the Trustees or officers of a Fund may have dealings with that Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS



                                                              Principal Occupation**       Position with Underwriter,
Name, Age and Address                 Position with Fund      and Affiliations             Scudder Investor Services, Inc.
---------------------                 ------------------      ------------------------     -------------------------------


Daniel Pierce (65)*#@                President and Trustee    Managing Director of         Vice President, Director and
                                                              Scudder Kemper               Assistant Treasurer
                                                              Investments, Inc.


Henry P. Becton, Jr. (55)#            Trustee                 President and General        --
WGBH                                                          Manager, WGBH Educational
125 Western Avenue                                            Foundation
Allston, MA  02134


Dawn-Marie Driscoll (52)#            Trustee                  Executive Fellow, Center     --
4909 SW 9th Place                                             for Business Ethics;
Cape Coral, FL  33914                                         President, Driscoll
                                                              Associates



Peter B. Freeman (66)#               Trustee                  Corporate Director and       --
100 Alumni Avenue                                             Trustee
Providence, RI  02906



George M. Lovejoy, Jr. (69)#         Trustee                  President and Director,      --
50 Congress Street, Ste. 43                                   Fifty Associates
Boston, MA  02109

Dr. Wesley W. Marple, Jr. (67)       Trustee                  Professor of Business        --
Northeastern University                                       Administration,
360 Huntington Avenue                                         Northeastern University
Boston, MA  02115

Kathryn L. Quirk (46)*#+             Trustee, Vice            Managing Director of         --
                                     President and            Scudder Kemper
                                     Assistant Secretary      Investments, Inc.

Jean C. Tempel (56)                  Trustee                  Managing Partner,            --
                                                              Technology Equity Partners

K. Sue Cote( 37 )@(1)                Vice President           Senior Vice President        --
                                                              of Scudder Kemper
                                                              Investments, Inc.



Thomas W. Joseph (60)@               Vice President           Principal of Scudder,        Vice President,  Treasurer and
                                                              Kemper Investments, Inc.     Assistant Clerk

Ann M. McCreary(42)+                 Vice President           Managing Director of         --
                                                              Scudder Kemper
                                                              Investments, Inc.

Thomas F. McDonough(52)@             Vice President and       Senior Vice President of     Clerk
                                     Secretary                Scudder Kemper
                                                              Investments, Inc.


                                       45

                                                              Principal Occupation**       Position with Underwriter,
Name, Age and Address                 Position with Fund      and Affiliations             Scudder Investor Services, Inc.
---------------------                 ------------------      ------------------------     -------------------------------


Frank J. Rachwalski, Jr. (54)        Vice President           Managing Director of         --
+++(2)                                                        Scudder Kemper
                                                              Investments, Inc.



David Wines (43)++ (2)               Vice President           Senior Vice President of     --
                                                              Scudder Kemper
                                                              Investments, Inc.


John R. Hebble (40)@                 Treasurer                Senior Vice President of     --
                                                              Scudder Kemper
                                                              Investments, Inc.


  Caroline Pearson (37)@             Assistant Secretary      Senior Vice President of     --
                                                              Scudder Kemper
                                                              Investments, Inc.;
                                                              Associate, Dechert Price &
                                                              Rhoads (law firm) 1989 to
                                                              1997.

(1)      STFMF
(2)      SCIT and Treasury Fund


* Mr. Pierce and Ms. Quirk are considered by the Funds and their counsel to be Trustees who are "interested persons" of the Adviser of the Fund, within the meaning of the 1940 Act, as amended.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

***      STFMF only.
# Messrs. Becton, Lovejoy and Pierce and Ms. Quirk are members of the Executive Committee for Scudder Cash Investment Trust . Messrs. Lovejoy and Pierce and Mses. Driscoll and Quirk for the Scudder U.S. Treasury Money Fund. Messrs. Freeman, Lovejoy and Pierce and Ms. Quirk are members of the Executive Committee for Scudder Tax Free Money Fund. The Executive Committee has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

@        Address:  Two International Place, Boston, Massachusetts  02110
+        Address:  345 Park Avenue, New York, New York  10154
++       Address:  333 South Hope Street, 37th floor, Los Angeles, CA  90071
+++      Address:  222 South Riverside Plaza, Chicago, IL


         As of March 31, 1999, all Trustees and officers as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) ______shares, or ___%, of the shares of Scudder Cash Investment Trust outstanding on such date.

         As of March 31, 1999, all Trustees and officers as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the shares of Scudder U.S. Treasury Money Fund outstanding on such date.

         As of March 31, 1999, all Trustees and officers as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) _____ shares, or _____% of Scudder Tax Free Money Fund outstanding on such date.

         To the best of each Fund's knowledge as of March 31, 1999, no person owned beneficially more than 5% of the Fund's outstanding shares.


         The Trustees and officers of each Fund also serve in similar capacities with respect to other Scudder Funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         Each Fund's Board of Trustees is responsible for the general oversight of each Fund's business. A majority of each Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees for each Fund meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on each Fund's respective Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the respective Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees


         The Independent Trustees receive the following compensation from each of SCIT, STFMF and Treasury Fund: an annual trustee's fee of $7,200 for SCIT and $4,800 for STFMF and Treasury Fund; a fee of $150 for attendance at each Board Meeting, Audit Committee Meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $150 for Audit Committee and Contract Meetings and $75 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liason Trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent
Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trusts and from all of the Scudder funds as a group.


                             Scudder Cash            Scudder Tax             Scudder U.S.
                           Investment Trust        Free Money Fund        Treasury Money Fund        All Scudder Funds
                         Paid by     Paid by     Paid by     Paid by     Paid by      Paid by      Paid by       Paid by
Name                    the Trust  the Adviser  the Trust  the Adviser  the Trust   the Adviser   the Trust    the Adviser
----                    ---------  -----------  ---------  -----------  ---------   -----------   ---------    -----------


Henry P. Becton, Jr.,      $9,650      $700        --          --          $1,050          $0      $114,554      $9,500
Trustee

Dawn-Marie Driscoll,       $9,850      $700        --          --          $8,650        $700      $107,722      $8,800
Trustee

Peter B. Freeman,          $9,471      $700        --          --          $3,550        $700      $139,011     $14,625
Trustee

George M. Lovejoy,         $9,650      $700        --          --          $8,450        $700      $139,113     $10,700
Jr., Trustee



                                       47

Dr. Wesley W. Marple,      $1,500        $0        --          --          $1,050          $0      $121,129     $10,100
Jr., Trustee

Jean C. Temple,            $1,500        $0        --          --          $8,650        $700      $122,504     $10,100
Trustee

         Members of each Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from either Fund, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR


         Each Fund has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a wholly-owned subsidiary of the Adviser, a Delaware corporation.

         As agent, the Distributor currently offers shares of the Funds on a continual basis to investors in all states in which the Funds may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accept orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of either Fund.


         Each Fund's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year only if its continuance is approved annually by a majority of the respective Board of Trustees who are not parties to such agreement or "interested persons" of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. Each Fund has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state "blue-sky" laws and to assume the cost of preparation of prospectuses and other expenses. The Distributor pays all expenses of printing prospectuses used in offering shares (other than prospectuses used by the Funds for transmission to shareholders, for which the Funds pay printing expenses), expenses, other than filing fees, of qualification of the respective Fund's shares in various states, including registering each Fund as a dealer, and all other expenses in connection with the offer and sale of shares which are not specifically allocated to the Funds. Each Fund's underwriting agreement was approved by the respective Fund's Trustees on August 12, 1998.

         Under the underwriting agreements, each Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering each Fund as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses, notices, proxy statements, reports or other communications (including newsletters) to shareholders of each Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor. Although each Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, each Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by each Fund, notwithstanding any other provision to the contrary in the underwriting agreement and each Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of customer service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

                                      TAXES

     (See "Distribution and performance information -- Dividends and capital gains distributions" and "Transaction information -- Tax information, Tax identification number" in the Shares' prospectus.)

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund. Presently, each Fund has no capital loss carryforwards.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by each Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, each Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by each Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of each Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional Shares will have a cost basis for federal income tax purposes in each Share so received equal to the net asset value of a Share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Each Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by each Fund to foreign countries (which taxes relate primarily to investment income). Each Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect under Section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

         If a Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by each Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any stock in a Fund's portfolio similar to the stocks on which the index is based. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of each Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Many futures and forward contracts entered into by each Fund and listed nonequity options written or purchased by each Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of each Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under
Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

         Notwithstanding any of the foregoing, each Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future regulations regulatories may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         Each Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, each Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, each Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from a Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by a Fund in a written notice to shareholders.

         Each Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of each Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Funds' purchases and sales of portfolio securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by each Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and ask prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to each Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing, in purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for each Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

                                 NET ASSET VALUE


         The net asset value per share of each Fund is determined by Scudder Fund Accounting Corporation, twice daily as of twelve o'clock noon and the close of regular trading on the Exchange on each day when the Exchange is open for trading. The Exchange normally is closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the total assets of each Fund, less all of its liabilities, by the total number of shares of each Fund outstanding. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Fund would be able to obtain a somewhat higher yield if he purchased shares of each Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in each Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of each Fund's securities through receipt of regular reports from the Adviser at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.


                             ADDITIONAL INFORMATION

Experts


         The financial highlights of each Fund included in the Funds' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accounts, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become
PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.

Shareholder Indemnification

         The Funds are organizations of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of that trust. The Declarations of Trust of each Fund contain an express disclaimer of shareholder liability in connection with the Funds' property or the acts, obligations or affairs of the Funds. The Declarations of Trust also provide for indemnification out of the Funds' property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information


         SCIT and Treasury fund have both changed their fiscal year end from June 30 to May 31. The fiscal year end for STFMF is December 31 .


         Portfolio securities of each Fund are held separately, pursuant to separate custodian agreements, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 as custodian.

         The CUSIP number of Scudder Cash Investment Trust is 811118-10-8.


         The CUSIP number of Scudder Tax Free Money Fund  is 811235-10-0.


         The CUSIP number of Scudder U.S. Treasury Money Fund is 81123P-10-6.


         "Scudder Cash Investment Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated December 12, 1975, the name "Scudder U.S. Treasury Money Fund" is the designation of the Trustees for the time being under a Declaration of Trust dated April 4, 1980 and the name "Scudder Tax Free Money Fund" is the designation of the Trustees for the time being under a Declaration of Trust dated December 9,1987, each as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by a Fund's Declaration of Trust, as amended from time to time. No series is liable for the obligations of any other series. The Declaration of Trust of each Fund is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         Scudder Fund Accounting Corporation (SFAC), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes the Funds' net asset value. Each Fund pays SFAC an annual fee equal to 0.02% of the first $150 million of average daily net assets, 0.006% of such assets in excess of $150 million, 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended June 30, 1998, 1997 and 1996, SFAC charged SCIT aggregate fees of $98,059, $105,874 and $104,207. For the fiscal years ended June 30, 1998, 1997 and 1996, SFAC charged Treasury Fund aggregate fees of $50,194, $50,134 and $49,647. For the fiscal years ended December 31, 1998, 1997 and 1996, SFAC charged STFMF aggregate fees of $______, $__________and $_________.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for both funds. Service Corporation also serves as shareholder service agent for the Funds and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Funds each pay Service Corporation an annual fee of $31.50 for each regular account and $34.50 for each retirement account maintained for a participant. For the fiscal years ended June 30, 1998, 1997 and 1996, Service Corporation charged SCIT aggregate fees of $3,099,779, $2,907,025 and $2,884,988. For the fiscal years ended June 30, 1998, 1997 and 1996, Service Corporation charged Treasury Fund aggregate fees of $698,152, $710,792 and $682,565. For the fiscal years ended December 31, 1998, 1997 and 1996, Service Corporation charged STFMF aggregate fees of $_____, $______ and $_____.


         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         Scudder Trust Company, Two International Place, Boston, MA 02110-4103, an affiliate of the Adviser provides services for certain retirement plan accounts. The Funds each pay Scudder Trust Company an annual fee of $34.50 for each account maintained for a participant. For the fiscal years ended June 30, 1998, 1997 and 1996, Scudder Trust Company's fees amounted to $1,883,755, $1,699,834 and $1,431,726 for SCIT and $730,475, $525,821 and $447,05 for
Treasury Fund, and ___________, ____________ and _______________ for Scudder Tax
Free Money Fund.

         This Statement of Additional Information contains the information of both Scudder Cash Investment Trust, Scudder Tax Free Money Fund and Scudder U.S. Treasury Money Fund. Each Fund, through its combined prospectus, offers only its own shares, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.


         The Funds' combined prospectus and this combined Statement of Additional Information omit certain information contained in the Registration Statements which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statements for further information with respect to the Funds and the securities offered hereby. These Registration Statements are available for inspection by the public at the offices of the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Cash Investment Trust

         The financial statements, including the investment portfolio, of Scudder Cash Investment Trust, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated June 30, 1998, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

Scudder U.S. Treasury Money Fund

         The financial statements, including the investment portfolio, of Scudder U.S. Treasury Money Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated June 30, 1998, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.


Scudder Tax Free Money Fund

         The financial statements, including the investment portfolio, of Scudder Tax Free Money Fund, together with the Report of Independent
Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated December 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                                    APPENDIX

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

Ratings of Municipal Obligations

         The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-quality bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB and B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay principal and interest. Adverse economic conditions or changing circumstances are likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.' Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `f-1+.' Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

     (a)             (1)                    Amended and Restated Declaration of Trust dated November 3, 1987, as amended
                                            February 12, 1991.
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to the
                                            Registration Statement.)

                    (2)                     Amendment to the Amended and Restated Declaration of Trust dated November
                                            13, 1990.
                                            Filed herein.

                    (3)                     Amendment to the Amended and Restated Declaration of Trust dated February
                                            12, 1991.
                                            Filed herein.

     (b)            (1)                     By-Laws amended as of September 14, 1981.
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to the
                                            Registration Statement.)

                     (2)                    Amendment to the By-Laws dated August 13, 1991.
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to the
                                            Registration Statement.)

                    (3)                     Amendment to the By-Laws dated November 12, 1991.
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                                            Statement.)

     (c)                                    Inapplicable.

     (d)                                    Investment Management Agreement between the Registrant and Scudder Kemper
                                            Investments, Inc. dated September 7, 1998 is filed herein.

     (e)                                    Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc. dated September 7, 1998 is filed herein.

     (f)                                    Inapplicable.

     (g)            (1)                     Custodian Contract with State Street Bank and Trust Company dated May 21,
                                            1980.
                                            (Incorporated by reference to Post-Effective amendment No. 20 to the
                                            Registration Statement.)

                    (2)                     Amendment to the Custodian Contract with State Street Bank and Trust Company dated August 9, 1988.
                                            (Incorporated by reference to Post-Effective amendment No. 20 to the
                                            Registration Statement.)

                    (3)                     Amendment to the Custodian Contract with Sate Street Bank and Trust Company dated November 10, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                                       2

                    (4)                     Amendment to the Custodian Contract with Sate Street Bank and Trust Company dated November 13, 1990.
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to the
                                            Registration Statement.)

                    (5)                     Fee schedule for Exhibit (g)(1).
                                            Filed herein.

     (h)            (1)                     Transfer Agency and Service Agreement with Scudder Service Corporation dated
                                            October 2, 1989.
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to the
                                            Registration Statement.)

                    (2)                     Fee schedule for Exhibit (h)(1).
                                            Filed herein.

                    (3)                     COMPASS Service Agreement with Scudder Trust Company dated October 1, 1995.
                                            (Incorporated by reference to Post-Effective Amendment No. 19 to the
                                            Registration Statement.)

                    (4)                     Fee schedule for Exhibit (h)(3).
                                            Filed herein.

                    (5)                     Fund Accounting Services Agreement between the Registrant and Scudder
                                            Financial Accounting Corporation dated August 1, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 18 to the
                                            Registration Statement.)

     (i)                                    Inapplicable.

     (j)                                    Consent of Independent Accountants.
                                            (To be filed by Amendment.)

     (k)                                    Inapplicable.

     (l)                                    Inapplicable.

     (m)                                    Inapplicable.

     (n)                                    Article 6 Financial Data schedules.
                                            (To be filed by Amendment.)

     (o)                                    Inapplicable.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None


Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Trustee or officer:

         (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                           (A) by the court or other body approving the
                  settlement or other disposition; or

                           (B) based upon a review of readily available facts
                  (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

         (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

         (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**

                                       5

                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

                                       6

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                    Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                    British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.


         (1)                               (2)                                     (3)

         Name and Principal                Positions and Offices with              Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

                                       7

         Name and Principal                Positions and Offices with              Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Trustee, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

                                       8

         Name and Principal                Positions and Offices with              Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                 Underwriter             Commissions       and Repurchases       Commissions       Compensation
                 -----------             -----------       ---------------       -----------       ------------


               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 22nd day of February, 1999.

                                  SCUDDER U.S. TREASURY MONEY FUND


                                  By  /s/Thomas F. McDonough
                                      ------------------------------------------
                                      Thomas F. McDonough, Vice President and
                                      Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capabilities and on the dates indicated.

SIGNATURE                                   TITLE                                            DATE
---------                                   -----                                            ----


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive Officer)          February 22, 1999
                                            and Trustee


/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                          February 22, 1999


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                          February 22, 1999


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                          February 22, 1999


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                          February 22, 1999


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                          February 22, 1999


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                          February 22, 1999


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President and                      February 22, 1999
                                            Assistant Secretary


/s/John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial Officer)          February 22, 1999

*By:     /s/Thomas F. McDonough
         -----------------------------
         Thomas F. McDonough,
         Attorney-in-fact pursuant to powers of attorney contained in the signature pages of Post-Effective Amendment No. 21 filed August 14, 1998 and in the signature pages of Post-Effective Amendment No. 22 filed October 15, 1998.

                                                               File No. 2-67219
                                                               File No. 811-3043



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 23

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 25

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                        SCUDDER U.S. TREASURY MONEY FUND

                        SCUDDER U.S. TREASURY MONEY FUND

                                  EXHIBIT INDEX

                                     (a)(2)
                                     (a)(3)
                                       (d)
                                       (e)
                                     (g)(5)
                                     (h)(2)
                                     (h)(4)



                                       11